Equity (Details) - Schedule of breakdown of the company’s share capital (Parentheticals) - shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary Shares [Member]
Equity (Details) - Schedule of breakdown of the company’s share capital (Parentheticals) [Line Items]
Ordinary Shares par value	0.01	0.01
Ordinary “A” Shares [Member]
Equity (Details) - Schedule of breakdown of the company’s share capital (Parentheticals) [Line Items]
Ordinary Shares par value	0.01	0.01